Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.6%

	Australia — 1.7%
807	Aristocrat Leisure, Ltd.	25,564
77,363	BHP Group Plc	2,304,731
10,155	Cochlear, Ltd.(a)	1,595,656
24,452	EBOS Group, Ltd.	689,732
63,288	Harvey Norman Holdings, Ltd.	227,307
131,361	Newcrest Mining, Ltd.	2,337,988
172,667	Perseus Mining, Ltd.*	203,371
272,174	Regis Resources, Ltd.	385,874
27,146	Rio Tinto Plc	1,798,686
294,228	Sonic Healthcare, Ltd.	9,975,020
315,130	South32, Ltd.	918,752
840,412	Telstra Corp., Ltd.	2,554,070
4,395	Worley, Ltd.	33,967

		23,050,718

	Austria — 0.1%
21,505	Oesterreichische Post AG	924,417
22,588	Telekom Austria AG Class A*	195,736

		1,120,153

	Bermuda — 0.0%
3,573	RenaissanceRe Holdings, Ltd.	605,016

	Brazil — 0.0%
10,091	Yara International ASA	509,225

	Canada — 3.5%
15,600	Aecon Group, Inc.	208,469
18,400	Alimentation Couche-Tard, Inc.	772,038
16,300	Atco, Ltd. Class I	551,011
51,090	BCE, Inc.(a)	2,658,724
163,200	Canadian Pacific Railway, Ltd.	11,740,608
6,200	Canadian Western Bank	178,174
6,400	Cogeco, Inc.	411,568
500	Constellation Software, Inc.	929,003
50,600	CT Real Estate Investment Trust REIT	693,815
1,100	DREAM Unlimited Corp. Class A(a)	33,815
241	E-L Financial Corp., Ltd.(a)	173,524
86,000	Empire Co., Ltd. Class A	2,623,948
7,000	Evertz Technologies, Ltd.	72,818
2,200	Exchange Income Corp.(a)	73,394
79,700	First Capital Real Estate Investment Trust REIT	1,189,995
30,900	George Weston, Ltd.	3,587,693
18,300	Great-West Lifeco, Inc.	549,949
1,000	Guardian Capital Group, Ltd. Class A	27,629
2,200	IGM Financial, Inc.	79,455
28,100	Laurentian Bank of Canada	893,621

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
42,100	Loblaw Cos., Ltd.	3,454,256
42,800	Metro, Inc.	2,281,040
15,200	National Bank of Canada	1,160,502
58,100	North West Co., Inc. (The)	1,574,907
86,100	Quebecor, Inc. Class B	1,946,051
1,600	Richelieu Hardware, Ltd.	55,265
25,400	Royal Bank of Canada	2,699,561
51,600	SmartCentres Real Estate Investment Trust REIT	1,314,970
18,100	Stantec, Inc.	1,018,380
70,200	Stella-Jones, Inc.	2,223,570
28,500	Timbercreek Financial Corp.(a)	216,827
20,700	TMX Group, Ltd.	2,101,710
3,700	Toromont Industries, Ltd.	334,981
104,600	Western Forest Products, Inc.	174,727
9,300	Winpak, Ltd.(a)	273,666

		48,279,664

	China — 0.9%
33,603	Alibaba Group Holding, Ltd., ADR*	3,991,700
2,331,162	CITIC Telecom International Holdings, Ltd.	786,393
151,000	Kerry Logistics Network, Ltd.	369,157
70,634	NetEase, Inc., ADR	7,189,129

		12,336,379

	Denmark — 0.8%
918	AP Moller - Maersk AS Class B	3,291,479
9,887	DSV AS	2,309,146
33,068	Novo Nordisk AS Class B	3,716,216
25,214	Novozymes AS Class B	2,071,016
4,036	Schouw & Co. AS	351,131

		11,738,988

	Finland — 0.4%
64,399	Fortum OYJ	1,976,600
62,379	Kesko OYJ Class B	2,081,303
114,749	Nordea Bank Abp	1,400,483

		5,458,386

	France — 2.6%
2,576	Arkema SA	362,809
529	Axway Software SA	16,182
1,035	Boiron SA	42,078
7,951	Bureau Veritas SA	263,842
34	Cie de L’Odet SE	51,424
40,495	Dassault Systemes SE	2,408,923
8,779	Derichebourg SA*	101,332
690	Esker SA	283,657
4,394	IPSOS	206,120

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	France — continued
2,639	L’Oreal SA	1,251,296
21,611	Legrand SA	2,528,873
470	LNA Sante SA	26,885
552	Manutan International	45,071
11,900	Publicis Groupe SA	801,135
84,393	Safran SA	10,332,313
23,738	Sanofi	2,391,204
304	Savencia SA	21,157
4,673	Societe BIC SA	251,465
16,945	Societe Generale SA	582,046
214	Societe LDC SA	23,557
554	Stef SA	64,261
45,608	Technip Energies NV*	664,915
604	Teleperformance	269,253
397	Trigano SA	77,201
1,091	Vetoquinol SA	163,770
105,000	Vinci SA	11,094,009
18,729	Wendel SE	2,244,874

		36,569,652

	Georgia — 0.0%
1,532	Bank of Georgia Group Plc	34,611

	Germany — 1.5%
78,717	Beiersdorf AG	8,090,542
13,710	BMW AG	1,379,648
47,225	Deutsche Post AG	3,036,439
111,872	Deutsche Telekom AG	2,073,699
14,012	Freenet AG	370,795
7,861	GEA Group AG	429,902
314	KWS Saat SE & Co. KGaA	26,067
3,346	LEG Immobilien SE	466,882
2,128	McKesson Europe AG	58,079
14,778	Merck KGaA	3,814,857
2,752	ProCredit Holding AG & Co. KGaA	25,099
4,754	SAP SE	675,240
1,109	Wuestenrot & Wuerttembergische AG	22,272

		20,469,521

	Hong Kong — 0.8%
136,800	Bank of East Asia, Ltd. (The)	196,524
177,500	CLP Holdings, Ltd.	1,792,918
352,136	Dah Sing Banking Group, Ltd.	300,813
25,900	Dairy Farm International Holdings, Ltd.	74,074
342,000	Emperor International Holdings, Ltd.	40,796
239,000	HK Electric Investments & HK Electric Investments, Ltd.	234,515
1,823,000	HKT Trust & HKT, Ltd.	2,450,526
16,000	Hong Kong Ferry Holdings Co., Ltd.	11,246
49,000	Kowloon Development Co., Ltd.	64,736

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.*	26,828
38,000	Liu Chong Hing Investment, Ltd.	37,774
12,000	Miramar Hotel & Investment	19,702
4,095,000	PCCW, Ltd.	2,074,734
373,000	Power Assets Holdings, Ltd.	2,325,180
300,000	Regal Hotels International Holdings, Ltd.*	117,748
219,000	Regal Real Estate Investment Trust REIT	40,169
120,500	SmarTone Telecommunications Holdings, Ltd.	64,143
58,000	Transport International Holdings, Ltd.	95,225
230,163	VTech Holdings, Ltd.	1,802,323
3,000	Wing On Co. International, Ltd.	6,765

		11,776,739

	Ireland — 0.6%
25,625	ICON Plc, ADR*	7,936,062

	Israel — 0.9%
108,531	Bank Hapoalim BM	1,119,344
48,659	Bank Leumi Le-Israel BM	522,954
16,214	Bezeq Israeli Telecommunication Corp., Ltd.*	26,772
47,305	Check Point Software Technologies, Ltd.*	5,513,871
17,432	First International Bank Of Israel, Ltd. (The)	725,307
15,037	ICL Group, Ltd.	144,988
3	Isracard, Ltd.	14
42,410	Israel Discount Bank, Ltd. Class A	285,331
30,510	Mizrahi Tefahot Bank, Ltd.	1,176,327
9,846	Phoenix Holdings, Ltd. (The)	127,267
39,509	Radware, Ltd.*	1,645,155
56,884	Strauss Group, Ltd.	1,772,827
4,799	Turpaz Industries, Ltd.*	40,629
1,968	ZIM Integrated Shipping Services, Ltd.	115,836

		13,216,622

	Italy — 0.2%
190,687	Eni SpA	2,649,897
617	Ferrari NV	159,626
2,516	Recordati Industria Chimica e Farmaceutica SpA	161,658

		2,971,181

	Japan — 3.6%
8,300	Amano Corp.	190,787
50,500	Anritsu Corp.(a)	779,284
21,400	Aozora Bank, Ltd.(a)	467,936
39,700	Arcs Co., Ltd.	735,358
1,900	AT-Group Co., Ltd.	21,994
8,000	Autobacs Seven Co., Ltd.	97,469
9,200	Axial Retailing, Inc.	269,237
3,200	Belc Co., Ltd.	156,450
20,300	Calbee, Inc.	470,502

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
12,100	Canon Marketing Japan, Inc.	240,729
1,100	Canon, Inc.	26,756
9,600	Cawachi, Ltd.	183,572
11,900	Doshisha Co., Ltd.	161,829
32,289	Earth Corp.	1,718,827
7,900	Ezaki Glico Co., Ltd.	251,088
500	Fuji Soft, Inc.	24,098
4,800	Fujicco Co., Ltd.	78,406
11,000	H.U. Group Holdings, Inc.	278,928
18,900	Heiwado Co., Ltd.	316,929
15,000	Hokuhoku Financial Group, Inc.	119,057
3,100	Hokuto Corp.	51,364
42,400	Hyakugo Bank, Ltd. (The)	126,661
7,900	Idemitsu Kosan Co., Ltd.	201,488
3,700	Inaba Denki Sangyo Co., Ltd.	86,817
18,200	Itoham Yonekyu Holdings, Inc.	103,996
7,300	J-Oil Mills, Inc.	105,866
6,600	Japan Post Bank Co., Ltd.	60,466
123,001	Japan Tobacco, Inc.(a)	2,480,742
3,800	Juroku Financial Group, Inc.	71,542
43,855	Kaken Pharmaceutical Co., Ltd.	1,603,313
19,300	Kato Sangyo Co., Ltd.	561,461
77,200	KDDI Corp.	2,253,887
49,900	Keiyo Bank, Ltd. (The)	201,931
2,600	Kyocera Corp.	162,270
82,500	KYORIN Holdings, Inc.	1,322,522
20,600	Lawson, Inc.	974,947
2,500	Lintec Corp.	57,206
6,500	Maruichi Steel Tube, Ltd.	143,767
16,700	MEIJI Holdings Co., Ltd.	994,850
5,600	Miroku Jyoho Service Co., Ltd.	67,158
87,100	Mitsubishi Electric Corp.	1,103,168
22,800	Mitsubishi Shokuhin Co., Ltd.	547,651
196,100	Mizuho Financial Group, Inc.	2,491,375
28,800	Mochida Pharmaceutical Co., Ltd.	870,340
61,900	MS&AD Insurance Group Holdings, Inc.	1,907,717
18,100	Nakanishi, Inc.	332,906
8,700	Nanto Bank, Ltd. (The)	146,643
2,900	Nihon Chouzai Co., Ltd.	34,627
52,300	Nippn Corp.	752,106
6,400	Nippon Kanzai Co., Ltd.	160,563
96,000	Nippon Telegraph & Telephone Corp.	2,626,026
19,100	Nisshin Oillio Group, Ltd. (The)	480,838
17,000	Oki Electric Industry Co., Ltd.	133,455
19,500	Okinawa Cellular Telephone Co.	865,312
13,600	Okuwa Co., Ltd.	112,315
41,800	Otsuka Holdings Co., Ltd.	1,513,301
1,400	Rohm Co., Ltd.	127,289
800	S&B Foods, Inc.	26,260

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
5,500	San-A Co., Ltd.	199,644
91,100	Sankyo Co., Ltd.	2,358,292
9,200	Santen Pharmaceutical Co., Ltd.	112,409
27,400	Sawai Group Holdings Co., Ltd.	1,045,747
30,600	Secom Co., Ltd.	2,122,110
370,400	Seven Bank, Ltd.	765,535
12,700	Shinmaywa Industries, Ltd.	96,500
25,859	Showa Sangyo Co., Ltd.(a)	597,100
9,800	SKY Perfect JSAT Holdings, Inc.	35,743
144,000	Softbank Corp.	1,818,836
32,900	Sompo Holdings, Inc.	1,388,225
168	SOSiLA Logistics REIT, Inc. REIT	256,767
18,300	Subaru Corp.	326,891
9,400	Sugi Holdings Co., Ltd.	568,955
4,200	Sumitomo Mitsui Financial Group, Inc.	143,811
16,800	Sundrug Co., Ltd.	438,400
34,500	Teijin, Ltd.	423,929
34,100	Toho Holdings Co., Ltd.	519,695
5,200	TOKAI Holdings Corp.	39,241
13,600	Tokio Marine Holdings, Inc.	754,906
44,500	Trend Micro, Inc.	2,469,324
1,500	Tv Tokyo Holdings Corp.	26,599
35,200	United Super Markets Holdings, Inc.	323,098
13,300	Valor Holdings Co., Ltd.	247,856
50,400	Vital KSK Holdings, Inc.	353,200
4,300	Wowow, Inc.	65,571
5,400	Yaoko Co., Ltd.	327,784
23,500	ZERIA Pharmaceutical Co., Ltd.	401,207

		50,680,757

	Jordan — 0.0%
17,568	Hikma Pharmaceuticals Plc	528,011

	Luxembourg — 0.2%
7,279	APERAM SA(a)	394,348
19,882	Eurofins Scientific SE	2,459,947

		2,854,295

	Netherlands — 1.9%
26,187	ASML Holding NV	21,045,420
1,838	HAL Trust	304,747
49,755	Koninklijke Ahold Delhaize NV	1,705,080
8,829	NN Group NV	478,020
97,143	Royal Dutch Shell Plc Class A	2,133,195
6,607	Wolters Kluwer NV	778,396

		26,444,858

	New Zealand — 0.3%
84,638	Arvida Group, Ltd.	114,156
4,996	Fletcher Building, Ltd.	25,072

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	New Zealand — continued
8,467	Fonterra Co-operative Group, Ltd.	21,681
84,023	Freightways, Ltd.	739,214
62,085	Heartland Group Holdings, Ltd.(a)	107,116
31,618	Mainfreight, Ltd.	2,032,679
281,606	Spark New Zealand, Ltd.	871,463
3,702	Warehouse Group, Ltd. (The)	10,138

		3,921,519

	Norway — 0.5%
93,778	DNB Bank ASA	2,148,164
7,916	Equinor ASA	211,762
31,642	Kongsberg Gruppen ASA	1,026,231
323,759	Norsk Hydro ASA	2,552,388
12,853	SpareBank 1 SMN	217,173
12,453	Sparebanken Vest	141,500
15,799	Telenor ASA	248,318
16,762	Veidekke ASA	251,669

		6,797,205

	Portugal — 0.1%
60,662	Jeronimo Martins SGPS SA	1,386,595

	Puerto Rico — 0.1%
11,200	Popular, Inc.	918,848

	Singapore — 0.5%
24,921	Best World International, Ltd.* (a) (b)	—
10,800	Great Eastern Holdings, Ltd.	161,421
44,804	Hong Leong Finance, Ltd.(a)	79,429
22,000	Hour Glass, Ltd. (The)	33,290
39,200	Jardine Cycle & Carriage, Ltd.	598,984
3,404,049	NetLink NBN Trust	2,524,978
68,900	Raffles Medical Group, Ltd.	70,017
11,900	SBS Transit, Ltd.	26,039
1,888,801	Sheng Siong Group, Ltd.	2,045,506
33,000	Singapore Land Group, Ltd.	65,601
556,300	Singapore Technologies Engineering, Ltd.	1,551,525

		7,156,790

	South Africa — 0.1%
16,792	Anglo American Plc	685,957

	South Korea — 0.3%
2,619	Samsung Electronics Co., Ltd., GDR(c)	4,318,731

	Spain — 0.5%
46,246	Aena SME SA*	7,299,622
92	Cia de Distribucion Integral Logista Holdings SA	1,834

		7,301,456

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Sweden — 0.4%
84,877	Akelius Residential Property AB Class D(a)	174,512
50,581	Axfood AB	1,454,773
1,245	Industrivarden AB Class A	39,658
172,157	Skandinaviska Enskilda Banken AB Class A	2,393,010
80,937	Svenska Handelsbanken AB Class A	874,821
78,200	Telefonaktiebolaget LM Ericsson Class B	861,907

		5,798,681

	Switzerland — 4.0%
29,655	ABB, Ltd.	1,135,883
4,888	AEVIS VICTORIA SA*	77,787
12,438	Alcon, Inc.	1,102,172
135	Allreal Holding AG	29,929
1,348	Banque Cantonale de Geneve	237,452
876	Barry Callebaut AG	2,130,512
168	Basellandschaftliche Kantonalbank	167,788
964	Berner Kantonalbank AG	214,246
12,362	BKW AG	1,609,102
131	Chocoladefabriken Lindt & Spruengli AG	1,815,870
2,245	Emmi AG	2,651,177
133	EMS-Chemie Holding AG	149,035
6,111	Kuehne + Nagel International AG	1,974,514
275	Luzerner Kantonalbank AG	125,254
990	Mobimo Holding AG*	331,938
116,957	Nestle SA	16,358,448
33,537	Novartis AG	2,954,892
526	Partners Group Holding AG	873,155
34,792	Roche Holding AG	14,475,824
515	SGS SA	1,722,225
6,322	Sonova Holding AG	2,482,590
249	St. Galler Kantonalbank AG	118,877
146	Straumann Holding AG	310,379
2,648	Swisscom AG	1,495,539
603	Thurgauer Kantonalbank	70,482
1,875	TX Group AG*	321,846
1,211	Valiant Holding AG	121,346
3,547	Vifor Pharma AG	631,620

		55,689,882

	United Kingdom — 3.3%
561,417	Alliance Pharma Plc	827,327
1,437,656	BAE Systems Plc	10,705,889
13,138	BP Plc, ADR	349,865
28,780	Bunzl Plc	1,124,604
8,178	CareTech Holdings Plc	63,802
7,827	Croda International Plc	1,072,850
34,328	Dechra Pharmaceuticals Plc	2,475,889
12,246	EMIS Group Plc	225,578
11,280	Gamma Communications Plc	252,090

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
18,158	Genus Plc	1,214,457
123,921	GlaxoSmithKline Plc	2,696,595
1,997	Hill & Smith Holdings Plc	48,579
207,468	Howden Joinery Group Plc	2,532,417
19,136	Oxford Biomedica Plc*	318,801
175,040	Pan African Resources Plc	39,593
65,119	PZ Cussons Plc	181,252
17,819	RELX Plc	579,721
3,358	Sage Group Plc (The)	38,778
9,470	Spectris Plc	469,199
103,833	Spirent Communications Plc	388,438
304,559	St. James’s Place Plc	6,944,605
176,499	Tate & Lyle Plc	1,581,137
211,651	Unilever Plc	11,325,643
4,972	YouGov Plc	107,749

		45,564,858

	United States — 65.8%
21,200	3M Co.	3,765,756
45,600	Abbott Laboratories	6,417,744
14,600	AbbVie, Inc.	1,976,840
19,337	Accenture Plc Class A	8,016,153
13,275	Adobe, Inc.*	7,527,721
27,800	Akamai Technologies, Inc.*	3,253,712
76,600	Albertsons Cos., Inc. Class A(a)	2,312,554
4,400	Alleghany Corp.*	2,937,396
10,644	Alphabet, Inc. Class A*	30,836,094
75,200	Altria Group, Inc.	3,563,728
5,200	Amazon.com, Inc.*	17,338,568
52,171	Amdocs, Ltd.	3,904,478
1,000	Amerco	726,230
6,178	Ameren Corp.	549,904
5,213	American Electric Power Co., Inc.	463,801
23,700	American Water Works Co., Inc.	4,475,982
12,600	AmerisourceBergen Corp. Class A	1,674,414
16,400	Amgen, Inc.	3,689,508
10,146	ANSYS, Inc.*	4,069,764
1,200	Anthem, Inc.	556,248
41,600	Apple, Inc.	7,386,912
16,900	Archer-Daniels-Midland Co.	1,142,271
19,684	Arthur J. Gallagher & Co.	3,339,784
8,500	Atlassian Corp. Plc Class A*	3,240,965
27,714	Autodesk, Inc.*	7,792,900
42,157	Automatic Data Processing, Inc.	10,395,073
1,100	AutoZone, Inc.*	2,306,029
13,800	AvalonBay Communities, Inc. REIT	3,485,742
6,500	Avery Dennison Corp.	1,407,705
141,300	Baxter International, Inc.	12,129,192
67,930	Becton Dickinson and Co.	17,083,036

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
18,972	Berkshire Hathaway, Inc. Class B*	5,672,628
6,800	BioMarin Pharmaceutical, Inc.*	600,780
1,400	BlackRock, Inc.	1,281,784
6,670	Booking Holdings, Inc.*	16,002,864
81,355	Bristol-Myers Squibb Co.	5,072,484
12,600	Broadcom, Inc.	8,384,166
6,200	CACI International, Inc. Class A*	1,669,102
26,235	Cadence Design Systems, Inc.*	4,888,892
20,600	Camden Property Trust REIT	3,680,808
12,700	Casey’s General Stores, Inc.	2,506,345
84,000	Catalent, Inc.*	10,754,520
12,900	Cboe Global Markets, Inc.	1,682,160
6,500	CDW Corp.	1,331,070
45,600	Cerner Corp.	4,234,872
31,000	CH Robinson Worldwide, Inc.	3,336,530
6,000	Charles River Laboratories International, Inc.*	2,260,680
70,365	Charles Schwab Corp. (The)	5,917,696
35,400	Charter Communications, Inc. Class A*	23,079,738
5,600	Chemed Corp.	2,962,624
13,800	Chubb, Ltd.	2,667,678
6,200	Church & Dwight Co., Inc.	635,500
13,300	Cirrus Logic, Inc.*	1,223,866
44,700	Cisco Systems, Inc.	2,832,639
17,200	Clean Harbors, Inc.*	1,716,044
200	Clorox Co. (The)	34,872
51,983	CMS Energy Corp.	3,381,494
90,300	Coca-Cola Co. (The)	5,346,663
44,800	Colgate-Palmolive Co.	3,823,232
17,149	Consolidated Edison, Inc.	1,463,153
20,449	Cooper Cos., Inc. (The)	8,566,904
25,500	Copart, Inc.*	3,866,310
58,100	CoStar Group, Inc.*	4,591,643
13,200	Costco Wholesale Corp.	7,493,640
44,000	CubeSmart REIT	2,504,040
150,700	CVS Health Corp.	15,546,212
4,622	Danaher Corp.	1,520,684
28,100	Dell Technologies, Inc. Class C*	1,578,377
2,100	Dollar General Corp.	495,243
28,577	DTE Energy Co.	3,416,095
16,800	Duke Energy Corp.	1,762,320
11,600	Ecolab, Inc.	2,721,244
83,221	Electronic Arts, Inc.	10,976,850
24,667	Eli Lilly & Co.	6,813,519
6,700	EPAM Systems, Inc.*	4,478,615
8,500	Essex Property Trust, Inc. REIT	2,993,955
33,109	Estee Lauder Cos., Inc. (The) Class A	12,256,952
8,700	Evercore, Inc. Class A	1,181,895
11,114	Everest Re Group, Ltd.	3,044,347
50,300	Evergy, Inc.	3,451,083

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
68,500	Exelon Corp.	3,956,560
35,100	Expeditors International of Washington, Inc.	4,713,579
17,100	Extra Space Storage, Inc. REIT	3,877,083
17,229	Factset Research Systems, Inc.	8,373,466
1,100	Fair Isaac Corp.*	477,037
1,300	First Republic Bank	268,463
88,100	Fiserv, Inc.*	9,143,899
18,500	Flowers Foods, Inc.	508,195
7,000	Fortinet, Inc.*	2,515,800
132,094	Fox Corp. Class A	4,874,269
11,200	FTI Consulting, Inc.*	1,718,304
61,029	Genpact, Ltd.	3,239,419
13,700	Gilead Sciences, Inc.	994,757
3,200	Globant SA*	1,005,088
10,646	Hanover Insurance Group, Inc. (The)	1,395,265
51,400	Hawaiian Electric Industries, Inc.	2,133,100
26,300	Henry Schein, Inc.*	2,039,039
21,426	Hershey Co. (The)	4,145,288
8,064	Home Depot, Inc. (The)	3,346,641
22,200	IDACORP, Inc.	2,515,482
4,800	IDEXX Laboratories, Inc.*	3,160,608
8,020	Illumina, Inc.*	3,051,129
20,800	Ingredion, Inc.	2,010,112
41,100	Intercontinental Exchange, Inc.	5,621,247
35,086	Intuit, Inc.	22,568,017
9,200	Intuitive Surgical, Inc.*	3,305,560
7,800	IQVIA Holdings, Inc.*	2,200,692
4,000	Jack Henry & Associates, Inc.	667,960
23,600	JB Hunt Transport Services, Inc.	4,823,840
99,851	Johnson & Johnson	17,081,511
4,600	JPMorgan Chase & Co.	728,410
5,200	KLA Corp.	2,236,572
101,500	Kroger Co. (The)	4,593,890
11,400	Laboratory Corp. of America Holdings*	3,581,994
1,200	Lam Research Corp.	862,980
17,200	Landstar System, Inc.	3,079,144
16,500	Life Storage, Inc. REIT	2,527,470
3,200	Lowe’s Cos., Inc.	827,136
900	Lululemon Athletica, Inc.*	352,305
6,200	Manhattan Associates, Inc.*	964,038
2,500	Markel Corp.*	3,085,000
26,859	Mastercard, Inc. Class A	9,650,976
16,900	McKesson Corp.	4,200,833
28,306	Medtronic Plc	2,928,256
69,334	Merck & Co., Inc.	5,313,758
16,140	Mercury General Corp.	856,388
57,962	Meta Platforms, Inc. Class A*	19,495,519
600	Mettler-Toledo International, Inc.*	1,018,326
120,701	Microsoft Corp.	40,594,160

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
17,225	Mid-America Apartment Communities, Inc. REIT	3,952,104
16,100	Mondelez International, Inc. Class A	1,067,591
4,100	Monolithic Power Systems, Inc.	2,022,653
52,519	Moody’s Corp.	20,512,871
1,700	Netflix, Inc.*	1,024,148
3,100	NewMarket Corp.	1,062,432
67,751	Newmont Corp.	4,201,917
56,580	NextEra Energy, Inc.	5,282,309
3,100	Northern Trust Corp.	370,791
2,800	O’Reilly Automotive, Inc.*	1,977,444
13,800	Old Dominion Freight Line, Inc.	4,945,644
48,814	Oracle Corp.	4,257,069
8,000	Paychex, Inc.	1,092,000
36,948	PepsiCo, Inc.	6,418,237
115,734	Pfizer, Inc.	6,834,093
158,799	Philip Morris International, Inc.	15,085,905
48,080	Procter & Gamble Co. (The)	7,864,926
17,430	Prologis, Inc. REIT	2,934,515
7,500	Public Service Enterprise Group, Inc.	500,475
13,700	Public Storage REIT	5,131,472
41,100	QIAGEN NV*	2,284,338
2,900	QUALCOMM, Inc.	530,323
32,850	Raymond James Financial, Inc.	3,298,140
4,100	Regeneron Pharmaceuticals, Inc.*	2,589,232
34,704	Republic Services, Inc. Class A	4,839,473
14,800	ResMed, Inc.	3,855,104
7,100	Roper Technologies, Inc.	3,492,206
27,100	Royal Gold, Inc.	2,851,191
21,522	S&P Global, Inc.	10,156,877
3,500	salesforce.com, Inc.*	889,455
55,500	Schneider National, Inc. Class B	1,493,505
4,300	Seagen, Inc.*	664,780
25,700	Service Corp. International	1,824,443
6,200	ServiceNow, Inc.*	4,024,482
23,800	Southern Co. (The)	1,632,204
5,353	Stryker Corp.	1,431,499
14,496	Sun Communities, Inc. REIT	3,043,725
14,972	Synopsys, Inc.*	5,517,182
17,700	T-Mobile US, Inc.*	2,052,846
18,100	Take-Two Interactive Software, Inc.*	3,216,732
23,200	Target Corp.	5,369,408
760	Taro Pharmaceutical Industries, Ltd.*	38,084
32,400	Texas Instruments, Inc.	6,106,428
25,700	TFS Financial Corp.	459,259
13,600	Thermo Fisher Scientific, Inc.	9,074,464
17,900	Travelers Cos., Inc. (The)	2,800,097
8,300	Tyler Technologies, Inc.*	4,464,985
9,400	Tyson Foods, Inc. Class A	819,304
24,000	United Parcel Service, Inc. Class B	5,144,160

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares		Description	Value ($)

		United States — continued
29,702		UnitedHealth Group, Inc.	14,914,562
3,900		Veeva Systems, Inc. Class A*	996,372
67,278		VeriSign, Inc.*	17,076,502
125,112		Verizon Communications, Inc.	6,500,819
109,928		Visa, Inc. Class A	23,822,497
12,381		VMware, Inc. Class A	1,434,710
40,336		Walmart, Inc.	5,836,216
30,885		Waste Management, Inc.	5,154,706
36,500		WEC Energy Group, Inc.	3,543,055
6,500		West Pharmaceutical Services, Inc.	3,048,565
1,000		White Mountains Insurance Group, Ltd.	1,013,900
35,959		Xcel Energy, Inc.	2,434,424
26,300		Zoetis, Inc.	6,417,989

			920,796,420

		TOTAL COMMON STOCKS (COST $1,068,244,081)	1,336,917,780

		PREFERRED STOCK — 0.0%

		Germany — 0.0%
5,742		Henkel AG & Co. KGaA, 2.51%	464,530

		TOTAL PREFERRED STOCK (COST $540,062)	464,530

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.5%

		Mutual Fund - Securities Lending Collateral — 0.5%
6,773,536		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d) (e)	6,773,536

		TOTAL SHORT-TERM INVESTMENT (COST $6,773,536)	6,773,536

		TOTAL INVESTMENTS — 96.1% (Cost $1,075,557,679)	1,344,155,846

		Other Assets and Liabilities (net) — 3.9%	54,739,538

		NET ASSETS — 100.0%	$1,398,895,384

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2021 was $35,226.

	(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	(d)	The rate disclosed is the 7-day net yield as of December 31, 2021.

	(e)	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Futures Contracts

Number of Contracts	Description	ExpirationDate	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
11	Canadian Dollar	Mar 2022	$869,550	$3,320
62	MSCI EAFE Index	Mar 2022	7,197,580	123,207
74	S&P 500 E-mini Index	Mar 2022	17,606,450	403,388
4	S&P/TSX 60 Index	Mar 2022	811,242	13,570

				$543,485

Abbreviations

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	34.1
Technology	17.9
Communications	13.6
Financial	11.6
Industrial	8.9
Consumer, Cyclical	3.7
Utilities	3.5
Basic Materials	1.9
Energy	0.4
Short-Term Investment	0.5
Other Assets and Liabilities (net)	3.9

100.0%

See accompanying Notes to the Schedule of Investments.